IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Jun. 30, 2019	Apr. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	May 01, 2018	Oct. 31, 2017
ASSETS
Cash and due from banks	$ 5,012		$ 5,009	$ 4,735		$ 5,541	$ 4,197	$ 3,971
Interest-bearing deposits with banks	34,697			30,720
Trading loans, securities, and other	142,161			127,897
Non-trading financial assets at fair value through profit or loss	6,033			4,015
Derivatives	52,555			56,996
Financial assets designated at fair value through profit or loss	4,018			3,618
Financial assets at fair value through other comprehensive income	116,700			130,600
Debt securities at amortized cost, net of allowance for credit losses	116,390			107,171
Securities purchased under reverse repurchase agreements	162,644			127,379
Loans
Residential mortgages	231,349			225,191
Consumer instalment and other personal	178,222			172,079
Credit card	36,756			35,018
Business and government	233,374			217,654
Total loans	679,701			649,942
Allowance for loan losses	(3,769)			(3,549)
Loans, net of allowance for loan losses	675,932			646,393
Customers' liability under acceptances	15,219			17,267
Goodwill	17,006			16,536				$ 16,156
Other intangibles	2,565			2,459
Land, buildings, equipment, and other depreciable assets	5,463			5,324
Deferred tax assets	1,898			2,812
Amounts receivable from brokers, dealers, and clients	21,169			26,940
Other assets	16,872			15,596
Total assets	1,405,442			1,334,903		1,292,504
LIABILITIES
Trading deposits	37,796			114,704
Derivatives	53,569			48,270
Securitization liabilities at fair value	12,749			12,618
Financial liabilities designated at fair value through profit or loss	95,774			16
Deposits
Personal	491,538			477,644
Banks	16,560			16,712
Business and government	362,228			357,083
Total deposits, other than trading	870,326			851,439
Acceptances	15,219			17,269
Obligations related to securities sold short	35,299			39,478
Obligations related to securities sold under repurchase agreements	123,208			93,389
Securitization liabilities at amortized cost	14,179			14,683
Amounts payable to brokers, dealers, and clients	21,866			28,385
Insurance-related liabilities	6,792			6,698
Other liabilities	21,687			19,174
Subordinated notes and debentures	10,596			8,740
Equity	86,382			80,040		$ 77,687
Total liabilities and equity	1,405,442			1,334,903
Off-balance sheet commitments
Total off-balance sheet commitments	241,176			220,549
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,108			8,445
Other assets		$ 24,406			$ 17,811
Total assets		54,269			49,393
Deposits
Other liabilities		6,372			4,809
Equity		11,209			10,535
Total liabilities and equity		$ 54,269			$ 49,393
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	227,542			208,042
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,650			7,267
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,948			2,477
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,036			2,763
Not later than one month [member]
ASSETS
Cash and due from banks	2,342			4,733
Interest-bearing deposits with banks	32,716			28,332
Trading loans, securities, and other	3,130			1,971
Derivatives	7,359			7,343
Financial assets designated at fair value through profit or loss	340			30
Financial assets at fair value through other comprehensive income	1,755			1,111
Debt securities at amortized cost, net of allowance for credit losses	436			881
Securities purchased under reverse repurchase agreements	114,837			77,612
Loans
Residential mortgages	2,023			908
Consumer instalment and other personal	926			753
Business and government	30,464			23,052
Total loans	33,413			24,713
Loans, net of allowance for loan losses	33,413			24,713
Customers' liability under acceptances	12,779			14,984
Amounts receivable from brokers, dealers, and clients	21,169			26,940
Other assets	3,178			3,432
Total assets	233,454			192,082
LIABILITIES
Trading deposits	7,328			16,145
Derivatives	7,601			6,195
Financial liabilities designated at fair value through profit or loss	27,473			10
Deposits
Personal	5,576			4,330
Banks	6,659			6,499
Business and government	16,499			18,840
Total deposits, other than trading	28,734			29,669
Acceptances	12,779			14,986
Obligations related to securities sold short	86			2,621
Obligations related to securities sold under repurchase agreements	109,775			73,759
Securitization liabilities at amortized cost				22
Amounts payable to brokers, dealers, and clients	21,866			28,385
Insurance-related liabilities	211			213
Other liabilities	4,644			2,916
Total liabilities and equity	220,497			174,921
Off-balance sheet commitments
Total off-balance sheet commitments	18,099			18,466
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,924			18,341
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	81			79
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	94			46
Later than one month and not later than three months [member]
ASSETS
Cash and due from banks	2,670			2
Interest-bearing deposits with banks	185			924
Trading loans, securities, and other	2,434			5,244
Non-trading financial assets at fair value through profit or loss	324			12
Derivatives	8,966			9,263
Financial assets designated at fair value through profit or loss	221			95
Financial assets at fair value through other comprehensive income	3,263			4,214
Debt securities at amortized cost, net of allowance for credit losses	4,233			2,577
Securities purchased under reverse repurchase agreements	23,144			30,047
Loans
Residential mortgages	5,530			3,234
Consumer instalment and other personal	2,096			1,332
Business and government	5,173			4,320
Total loans	12,799			8,886
Loans, net of allowance for loan losses	12,799			8,886
Customers' liability under acceptances	2,365			2,145
Other assets	884			854
Total assets	61,488			64,263
LIABILITIES
Trading deposits	12,609			37,337
Derivatives	9,178			8,684
Securitization liabilities at fair value	271			981
Financial liabilities designated at fair value through profit or loss	19,529			5
Deposits
Personal	8,124			7,094
Banks	1,226			1,941
Business and government	19,904			19,337
Total deposits, other than trading	29,254			28,372
Acceptances	2,365			2,145
Obligations related to securities sold short	3,094			3,679
Obligations related to securities sold under repurchase agreements	11,457			15,508
Securitization liabilities at amortized cost	576			1,240
Insurance-related liabilities	296			294
Other liabilities	2,008			2,631
Total liabilities and equity	90,637			100,876
Off-balance sheet commitments
Total off-balance sheet commitments	24,245			18,133
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,858			16,732
Later than one month and not later than three months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	163			159
Later than one month and not later than three months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	110			163
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,114			1,079
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	962			154
Trading loans, securities, and other	3,987			2,111
Non-trading financial assets at fair value through profit or loss	2			99
Derivatives	5,338			5,275
Financial assets designated at fair value through profit or loss	421			535
Financial assets at fair value through other comprehensive income	3,129			4,150
Debt securities at amortized cost, net of allowance for credit losses	3,620			3,010
Securities purchased under reverse repurchase agreements	15,571			14,426
Loans
Residential mortgages	7,975			6,614
Consumer instalment and other personal	2,946			2,628
Business and government	7,124			5,539
Total loans	18,045			14,781
Loans, net of allowance for loan losses	18,045			14,781
Customers' liability under acceptances	72			132
Other assets	324			1,926
Total assets	51,471			46,599
LIABILITIES
Trading deposits	7,654			31,081
Derivatives	5,350			4,230
Securitization liabilities at fair value	615			194
Financial liabilities designated at fair value through profit or loss	29,188
Deposits
Personal	9,148			7,541
Banks	1,942			255
Business and government	7,970			7,033
Total deposits, other than trading	19,060			14,829
Acceptances	72			132
Obligations related to securities sold short	2,430			1,500
Obligations related to securities sold under repurchase agreements	1,471			3,516
Securitization liabilities at amortized cost	510			625
Insurance-related liabilities	351			353
Other liabilities	1,458			538
Total liabilities and equity	68,159			56,998
Off-balance sheet commitments
Total off-balance sheet commitments	19,013			18,533
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,018			17,222
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	245			240
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	246			131
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	504			940
Later than six months and not later than nine months [member]
ASSETS
Interest-bearing deposits with banks				21
Trading loans, securities, and other	3,192			3,653
Non-trading financial assets at fair value through profit or loss	81			460
Derivatives	2,510			3,276
Financial assets designated at fair value through profit or loss	107			243
Financial assets at fair value through other comprehensive income	5,179			5,354
Debt securities at amortized cost, net of allowance for credit losses	1,775			3,594
Securities purchased under reverse repurchase agreements	5,494			3,807
Loans
Residential mortgages	9,627			11,166
Consumer instalment and other personal	3,503			3,724
Business and government	7,364			7,131
Total loans	20,494			22,021
Loans, net of allowance for loan losses	20,494			22,021
Customers' liability under acceptances	(1)			6
Other assets	2,426			120
Total assets	41,257			42,555
LIABILITIES
Trading deposits	1,021			12,954
Derivatives	2,562			3,103
Securitization liabilities at fair value	414			661
Financial liabilities designated at fair value through profit or loss	6,788
Deposits
Personal	7,689			6,245
Banks				24
Business and government	6,034			9,984
Total deposits, other than trading	13,723			16,253
Acceptances	(1)			6
Obligations related to securities sold short	894			387
Obligations related to securities sold under repurchase agreements	180			428
Securitization liabilities at amortized cost	1,275			503
Insurance-related liabilities	307			309
Other liabilities	1,404			1,326
Total liabilities and equity	28,567			35,930
Off-balance sheet commitments
Total off-balance sheet commitments	13,417			13,799
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12,884			13,105
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	244			237
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	134			128
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	155			329
Later than nine months and not later than one year [member]
ASSETS
Interest-bearing deposits with banks	1			16
Trading loans, securities, and other	3,691			3,998
Non-trading financial assets at fair value through profit or loss	739			906
Derivatives	1,935			2,321
Financial assets designated at fair value through profit or loss	58			90
Financial assets at fair value through other comprehensive income	6,492			3,962
Debt securities at amortized cost, net of allowance for credit losses	1,055			4,059
Securities purchased under reverse repurchase agreements	3,513			1,458
Loans
Residential mortgages	11,767			11,061
Consumer instalment and other personal	3,944			4,131
Business and government	8,668			9,269
Total loans	24,379			24,461
Loans, net of allowance for loan losses	24,379			24,461
Customers' liability under acceptances	4
Other assets	101			142
Total assets	41,968			41,413
LIABILITIES
Trading deposits	1,115			11,739
Derivatives	1,862			2,263
Securitization liabilities at fair value	483			272
Financial liabilities designated at fair value through profit or loss	12,639
Deposits
Personal	7,659			7,718
Banks	1			54
Business and government	10,386			11,299
Total deposits, other than trading	18,046			19,071
Acceptances	4
Obligations related to securities sold short	1,573			904
Obligations related to securities sold under repurchase agreements	258			108
Securitization liabilities at amortized cost	355			575
Insurance-related liabilities	308			310
Other liabilities	1,595			1,394
Total liabilities and equity	38,238			36,636
Off-balance sheet commitments
Total off-balance sheet commitments	13,856			9,519
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13,005			9,159
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	241			233
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	163			127
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	447
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	10,976			9,683
Non-trading financial assets at fair value through profit or loss	1,643			227
Derivatives	6,298			7,130
Financial assets designated at fair value through profit or loss	461			297
Financial assets at fair value through other comprehensive income	19,578			19,777
Debt securities at amortized cost, net of allowance for credit losses	7,513			8,103
Securities purchased under reverse repurchase agreements	33			29
Loans
Residential mortgages	33,285			43,063
Consumer instalment and other personal	16,452			14,313
Business and government	23,035			19,637
Total loans	72,772			77,013
Loans, net of allowance for loan losses	72,772			77,013
Other assets	160			136
Total assets	119,434			122,395
LIABILITIES
Trading deposits	2,354			1,183
Derivatives	5,854			5,510
Securitization liabilities at fair value	1,691			1,822
Financial liabilities designated at fair value through profit or loss	150
Deposits
Personal	9,630			10,222
Business and government	32,781			21,345
Total deposits, other than trading	42,411			31,567
Obligations related to securities sold short	4,223			4,330
Obligations related to securities sold under repurchase agreements	53			43
Securitization liabilities at amortized cost	2,035			2,496
Insurance-related liabilities	935			937
Other liabilities	2,698			2,205
Total liabilities and equity	62,404			50,093
Off-balance sheet commitments
Total off-balance sheet commitments	30,761			27,089
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28,408			25,720
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	925			902
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	612			460
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	816			7
Later than two years and not later than five years [member]
ASSETS
Trading loans, securities, and other	25,603			25,772
Non-trading financial assets at fair value through profit or loss	1,108			841
Derivatives	8,539			12,436
Financial assets designated at fair value through profit or loss	1,708			1,532
Financial assets at fair value through other comprehensive income	44,891			57,922
Debt securities at amortized cost, net of allowance for credit losses	41,103			34,032
Securities purchased under reverse repurchase agreements	52
Loans
Residential mortgages	99,021			113,852
Consumer instalment and other personal	59,047			56,632
Business and government	70,139			67,922
Total loans	228,207			238,406
Loans, net of allowance for loan losses	228,207			238,406
Other assets	169			301
Total assets	351,380			371,242
LIABILITIES
Trading deposits	4,166			3,260
Derivatives	8,865			9,282
Securitization liabilities at fair value	7,439			6,719
Financial liabilities designated at fair value through profit or loss	1
Deposits
Personal	9,764			9,876
Banks	3			3
Business and government	48,588			54,780
Total deposits, other than trading	58,355			64,659
Obligations related to securities sold short	9,644			13,771
Obligations related to securities sold under repurchase agreements	14			27
Securitization liabilities at amortized cost	6,595			6,232
Insurance-related liabilities	1,613			1,624
Other liabilities	1,121			2,308
Total liabilities and equity	97,813			107,882
Off-balance sheet commitments
Total off-balance sheet commitments	111,491			104,704
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	108,125			101,210
Later than two years and not later than five years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,323			2,188
Later than two years and not later than five years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,043			898
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				408
Over 5 years [member]
ASSETS
Trading loans, securities, and other	17,979			25,895
Non-trading financial assets at fair value through profit or loss	1,330			848
Derivatives	11,610			9,952
Financial assets designated at fair value through profit or loss	702			796
Financial assets at fair value through other comprehensive income	30,567			31,936
Debt securities at amortized cost, net of allowance for credit losses	56,656			50,990
Loans
Residential mortgages	62,121			35,293
Consumer instalment and other personal	28,265			26,321
Business and government	60,511			59,251
Total loans	150,897			120,865
Loans, net of allowance for loan losses	150,897			120,865
Other assets	99			90
Total assets	269,840			241,372
LIABILITIES
Trading deposits	1,549			1,005
Derivatives	12,297			9,003
Securitization liabilities at fair value	1,836			1,969
Financial liabilities designated at fair value through profit or loss	6			1
Deposits
Personal	25			38
Banks	7			8
Business and government	7,676			8,000
Total deposits, other than trading	7,708			8,046
Obligations related to securities sold short	12,493			11,474
Securitization liabilities at amortized cost	2,833			2,990
Insurance-related liabilities	907			903
Other liabilities	157			152
Subordinated notes and debentures	10,596			8,740
Total liabilities and equity	50,382			44,283
Off-balance sheet commitments
Total off-balance sheet commitments	8,998			9,013
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,024			5,260
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,428			3,229
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	546			524
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	833			1,273
Trading loans, securities, and other	71,169			49,570
Non-trading financial assets at fair value through profit or loss	806			622
Financial assets at fair value through other comprehensive income	1,846			2,174
Debt securities at amortized cost, net of allowance for credit losses	(1)			(75)
Loans
Consumer instalment and other personal	61,043			62,245
Credit card	36,756			35,018
Business and government	20,896			21,533
Total loans	118,695			118,796
Allowance for loan losses	(3,769)			(3,549)
Loans, net of allowance for loan losses	114,926			115,247
Goodwill	17,006			16,536
Other intangibles	2,565			2,459
Land, buildings, equipment, and other depreciable assets	5,463			5,324
Deferred tax assets	1,898			2,812
Other assets	9,531			8,595
Total assets	235,150			212,982
Deposits
Personal	433,923			424,580
Banks	6,722			7,928
Business and government	212,390			206,465
Total deposits, other than trading	653,035			638,973
Obligations related to securities sold short	862			812
Insurance-related liabilities	1,864			1,755
Other liabilities	6,602			5,704
Equity	86,382			80,040
Total liabilities and equity	748,745			727,284
Off-balance sheet commitments
Total off-balance sheet commitments	1,296			1,293
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,108			8,445
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,296			$ 1,293